Quarterly Data - Schedule of Selected Quarterly Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	5 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended												8 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended						8 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Sep. 30, 2013 Successor [Member] Wallboard [Member] sqft	Dec. 31, 2013 Successor [Member] Wallboard [Member] sqft	Dec. 31, 2013 Successor [Member] Wallboard [Member]	Sep. 30, 2014 Successor [Member] Wallboard [Member]	Aug. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]		Mar. 31, 2013 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]		Sep. 30, 2012 Predecessor [Member]		Jun. 30, 2012 Predecessor [Member]		Mar. 31, 2012 Predecessor [Member]		Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Aug. 30, 2013 Predecessor [Member] Wallboard [Member] sqft	Jun. 30, 2013 Predecessor [Member] Wallboard [Member] sqft	Mar. 31, 2013 Predecessor [Member] Wallboard [Member] sqft	Dec. 31, 2012 Predecessor [Member] Wallboard [Member] sqft	Sep. 30, 2012 Predecessor [Member] Wallboard [Member] sqft	Jun. 30, 2012 Predecessor [Member] Wallboard [Member] sqft	Mar. 31, 2012 Predecessor [Member] Wallboard [Member] sqft	Aug. 30, 2013 Predecessor [Member] Wallboard [Member]	Dec. 31, 2012 Predecessor [Member] Wallboard [Member]	Dec. 31, 2011 Predecessor [Member] Wallboard [Member]
Selected Quarterly Financial Data [Line Items]
Net Sales		$ 35,630	$ 114,436	$ 150,066	$ 303,692	$ 34,291		$ 144,689	$ 292,212	$ 69,119	$ 99,679		$ 83,450		$ 87,961		$ 81,240		$ 68,729		$ 73,480		$ 252,248	$ 311,410	$ 252,111								$ 240,225	$ 295,282	$ 236,096
Costs of goods sold		31,537	89,798	121,335	241,042					56,190	73,991		65,157		76,461		69,804		76,769		66,902		195,338	289,936	279,638
Selling and administrative		6,200	8,753	14,953	23,358					7,457	8,486		8,340		8,677		7,795		8,550		9,209		24,283	34,231	33,589
Operating income		(2,107) [1]	15,885	13,778	39,292	(2,045)		14,162	39,819	5,472 [2]	17,202	[3]	9,953	[4]	2,823	[5]	3,641	[6]	(16,590)	[7]	(2,631)	[8]	32,627	(12,757)	(61,116)								32,699	(11,814)	(59,493)
Net income	2,105	(4,640)	6,745	2,105	5,530					5,712	16,676		9,797		2,994		3,705		(16,722)		(2,819)		32,185	(12,842)	(60,542)
Earnings per share-basic and diluted		$ (0.14)	$ 0.21	$ 0.07
Wallboard sales volume (million square feet)						195,000,000	632,000,000																			373,000,000	523,000,000	438,000,000	537,000,000	500,000,000	415,000,000	451,000,000
Mill net sales price		144	143							145	150		147		126		125		125		120
Depreciation and amortization		$ 4,594	$ 13,935	$ 18,529	$ 41,324	$ 4,492		$ 17,943	$ 40,423	$ 4,396	$ 6,248		$ 6,242		$ 6,403		$ 6,443		$ 16,715	[9]	$ 6,770		$ 16,886	$ 36,331	$ 28,054								$ 16,067	$ 35,091	$ 26,837

[1]	Operating income for the period ended September 30, 2013 includes $2,075 of lease termination costs, $3,296 of acquisition closing costs, and inventory step-up impacting margin of $1,500.
[2]	Operating income for the period July 1, 2013 to August 30, 2013 includes $1,961 for pension expense, $744 of expense related to the Master Brands Agreement with Lafarge S.A., lease termination costs of $2,556 for the Newark facility that was closed, and lease termination costs of $1,195 to discontinue the use of our co-generation power plant.
[3]	Operating income for the three months ended June 30, 2013 includes $2,817 for pension expense and $1,140 of expense related to the Master Brands Agreement with Lafarge S.A.
[4]	Operating income for the three months ended March 31, 2013 includes $2,858 of pension expense and $1,120 of expense related to the Master Brands Agreement with Lafarge S.A.
[5]	Operating income for the three months ended December 31, 2012 includes $3,985 for pension expense, and $1,062 of expense related to the Master Brands Agreement with Lafarge S.A.
[6]	Operating income for the three months ended September 30, 2012 includes $2,647 for pension expense, and $853 of expense related to the Master Brands Agreement with Lafarge S.A.
[7]	Operating income for the three months ended June 30, 2012 includes $2,647 for pension expense and $834 of expense related to the Master Brands Agreement with Lafarge S.A., a special bonus of $444, a spare parts write-off of $1,205, and accelerated depreciation for the closure of our Newark facility of $10,100.
[8]	Operating income for the three months ended March 31, 2012 includes $2,647 of pension expense and $853 of expense related to the Master Brands Agreement with Lafarge S.A., and a special bonus of $460
[9]	Depreciation expense for the three months ended June 30, 2012 includes accelerated depreciation for the closure of our Newark facility of $10,100.